Vanguard High-Yield Tax-Exempt Fund Investment Objectives and Goals - Retail Prospectus [Member] - Vanguard High-Yield Tax-Exempt Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard High-Yield Tax-Exempt Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard High-Yield Tax-Exempt Fund (the “Fund”) seeks to provide a high and sustainable level of current income that is exempt from federal personal income taxes.